Loans and asset quality (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Loan Portfolio and Industry Concentrations of Credit Risk
The table below provides the details of our loan portfolio.

Loans	Dec. 31,
(in millions)	2021	2020 (a)
Commercial	$2,128	$1,429
Commercial real estate	6,033	6,020
Financial institutions	10,232	11,131
Lease financings	731	990
Wealth management loans	9,792	8,202
Wealth management mortgages	8,200	8,085
Other residential mortgages	299	389
Capital call financing	2,284	220
Other	2,541	1,904
Overdrafts	3,060	2,683
Margin loans	22,487	15,416
Total loans (b)	$67,787	$56,469
(a)    In 2021, we began disclosing capital call financing loans, and separately disclosing wealth management loans and wealth management mortgages. The prior period was revised to be comparable.
(b)    Net of unearned income of $240 million at Dec. 31, 2021 and $274 million at Dec. 31, 2020 primarily related to lease financings.

Summary of Transactions in the Allowance for Credit Losses
Activity in the allowance for credit losses on loans and lending-related commitments is presented below. This does not include activity in the allowance for credit losses related to other financial instruments, including cash and due from banks, interest-bearing deposits with banks, federal funds sold and securities purchased under resale agreements, held-to-maturity securities, available-for-sale securities and accounts receivable.

In 2019, the allowance for loan losses and lending-related commitments was accounted for under ASC 450, Contingencies, to absorb losses inherent in the loan portfolio as of the balance sheet date, also referred to as the incurred loss methodology. Key elements of our incurred loss methodology included a quantitative assessment for higher risk-rated credits, impaired credits and residential mortgage loans, as well as a qualitative assessment based on internal and environmental risk factors. This methodology differed from the estimate of expected credit losses in
2020 and 2021 primarily in that it was based on historical loss experience and did not include an estimate of credit losses using a reasonable and supportable forecast methodology.

Allowance for credit losses activity for the year ended Dec. 31, 2021 (a)					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Other	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$16	$430	$10	$2	$1	$7	$13	$—	$—	$479
Charge-offs	—	—	—	—	—	(1)	(1)	—	(16)	(18)
Recoveries	—	—	2	—	—	—	6	—	—	8
Net recoveries	—	—	2	—	—	(1)	5	—	(16)	(10)
Provision (b)	(4)	(231)	1	(1)	—	—	(11)	2	16	(228)
Ending balance	$12	$199	$13	$1	$1	$6	$7	$2	$—	$241
Allowance for:
Loan losses	$3	$171	$6	$1	$1	$5	$7	$2	$—	$196
Lending-related commitments	9	28	7	—	—	1	—	—	—	45
Individually evaluated for impairment:
Loan balance (c)	$—	$111	$—	$—	$—	$18	$1	$—	$—	$130
Allowance for loan losses	—	5	—	—	—	—	—	—	—	5
(a)    In 2021, we began disclosing wealth management loans and wealth management mortgages separately. Beginning balances and 2021 activity has been revised to be comparable. Also in 2021, we began disclosing capital call financing loans.
(b)    Does not include provision for credit losses benefit related to other financial instruments of $3 million for the year ended Dec. 31, 2021.
(c)    Includes collateral dependent loans of $130 million with $149 million of collateral at fair value.

Allowance for credit losses activity for the year ended Dec. 31, 2020 (a)					Wealth management loans (b)	Wealth management mortgages		Other residential mortgages	Foreign (c)	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			(b)
Beginning at Dec. 31, 2019	$60	$76	$20	$3	$5	$15		$13	$24	$216
Impact of adopting ASU 2016-13	(43)	14	(6)	—	(5)	(7)		2	(24)	(69)
Balance at Jan. 1, 2020	17	90	14	3	—	8		15	—	147
Charge-offs	—	—	—	—	—	—		(1)	—	(1)
Recoveries	—	—	—	—	—	—		5	—	5
Net recoveries	—	—	—	—	—	—		4	—	4
Provision (d)	(1)	340	(4)	(1)	1	(1)		(6)	—	328
Ending balance	$16	$430	$10	$2	$1	$7		$13	$—	$479
Allowance for:
Loan losses	$6	$324	$6	$2	$1	$6		$13	$—	$358
Lending-related commitments	10	106	4	—	—	1		—	—	121
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$—	$20	(e)	$—	$—	$20
Allowance for loan losses	—	—	—	—	—	—		—	—	—
(a)    There was no activity in the capital call and other loan portfolios.
(b)    In 2021, we began disclosing wealth management loans and wealth management mortgages separately. Beginning balances and 2020 activity have been revised to be comparable.
(c)    The allowance related to foreign exposure has been reclassified to financial institutions ($10 million), commercial ($10 million) and lease financings ($4 million).
(d)    Does not include provision for credit losses related to other financial instruments of $8 million for the year ended Dec. 31, 2020.
(e)    Includes collateral dependent loans of $20 million with $30 million of collateral at fair value.

Allowance for credit losses activity for the year ended Dec. 31, 2019				Lease financing	Wealth management loans and mortgages	Other residential mortgages	All Other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions
Beginning balance	$81	$75	$22	$5	$21	$16	$—		$32	$252
Charge-offs	(12)	—	—	—	(1)	(1)	—		—	(14)
Recoveries	—	—	—	—	—	3	—		—	3
Net (charge-offs) recoveries	(12)	—	—	—	(1)	2	—		—	(11)
Provision	(9)	1	(2)	(2)	—	(5)	—		(8)	(25)
Ending balance	$60	$76	$20	$3	$20	$13	$—		$24	$216
Allowance for:
Loan losses	$11	$57	$5	$3	$18	$13	$—		$15	$122
Lending-related commitments	49	19	15	—	2	—	—		9	94
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$15	$—	$—		$—	$15
Allowance for loan losses	—	—	—	—	—	—	—		—	—
Collectively evaluated for impairment:
Loan balance	$1,442	$5,575	$4,852	$537	$16,035	$494	$13,598	(a)	$12,405	$54,938
Allowance for loan losses	11	57	5	3	18	13	—		15	122
(a)    Includes $524 million of domestic overdrafts, $11,907 million of margin loans and $1,167 million of other loans at Dec. 31, 2019.

Distribution of Nonperforming Assets
The table below presents our nonperforming assets.

Nonperforming assets	Dec. 31, 2021			Dec. 31, 2020
	Recorded investment			Recorded investment
	With an allowance	Without an allowance		With an allowance	Without an allowance
(in millions)			Total			Total
Nonperforming loans:
Other residential mortgages	$38	$1	$39	$57	$—	$57
Wealth management mortgages	8	17	25	10	20	30
Commercial real estate	12	42	54	1	—	1
Total nonperforming loans	58	60	118	68	20	88
Other assets owned	—	2	2	—	1	1
Total nonperforming assets	$58	$62	$120	$68	$21	$89

Information about Past Due Loans
The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2021				Dec. 31, 2020
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Wealth management mortgages	$24	$—	$—	$24	$12	$1	$—	$13
Wealth management loans	33	—	—	33	42	—	—	42
Commercial real estate	3	—	—	3	19	16	—	35
Financial institutions	31	—	—	31	11	—	—	11
Other residential mortgages	2	1	—	3	3	1	—	4
Total past due loans	$93	$1	$—	$94	$87	$18	$—	$105

Credit Profile of Loan Portfolio by Origination
The table below provides information about the credit profile of the loan portfolio by the period of origination.

Credit profile of the loan portfolio							Dec. 31, 2021
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2021	2020	2019	2018	2017	Prior to 2017			Total (a)
Commercial:
Investment grade	$348	$20	$—	$8	$145	$—	$1,450	$—	$1,971
Non-investment grade	81	—	—	—	—	—	76	—	157
Total commercial	429	20	—	8	145	—	1,526	—	2,128	$1
Commercial real estate:
Investment grade	1,577	528	683	173	298	601	205	—	4,065
Non-investment grade	660	97	568	351	50	95	121	26	1,968
Total commercial real estate	2,237	625	1,251	524	348	696	326	26	6,033	7
Financial institutions:
Investment grade	705	—	—	—	—	60	8,015	—	8,780
Non-investment grade	20	—	—	—	—	—	1,432	—	1,452
Total financial institutions	725	—	—	—	—	60	9,447	—	10,232	11
Wealth management loans
Investment grade	117	18	73	6	104	122	9,320	—	9,760
Non-investment grade	1	—	—	—	—	—	31	—	32
Total wealth management loans	118	18	73	6	104	122	9,351	—	9,792	12
Wealth management mortgages	2,058	1,008	855	542	885	2,838	14	—	8,200	14
Lease financings	25	67	15	10	2	612	—	—	731	—
Other residential mortgages	—	—	—	—	—	299	—	—	299	1
Capital call financing	—	—	—	—	—	—	2,284	—	2,284	3
Other loans	—	—	—	—	—	—	2,541	—	2,541	2
Margin loans	7,697	—	—	—	—	—	14,790	—	22,487	10
Total loans	$13,289	$1,738	$2,194	$1,090	$1,484	$4,627	$40,279	$26	$64,727	$61
(a)    Excludes overdrafts of $3,060 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.

Credit profile of the loan portfolio							Dec. 31, 2020
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2020	2019	2018	2017	2016	Prior to 2016			Total (a)
Commercial:
Investment grade	$128	$18	$71	$420	$57	$—	$493	$—	$1,187
Non-investment grade	142	—	6	—	—	—	94	—	242
Total commercial	270	18	77	420	57	—	587	—	1,429	$2
Commercial real estate:
Investment grade	778	1,010	458	543	312	346	91	—	3,538
Non-investment grade	285	619	643	159	376	144	229	27	2,482
Total commercial real estate	1,063	1,629	1,101	702	688	490	320	27	6,020	8
Financial institutions:
Investment grade	132	146	47	125	13	156	8,646	—	9,265
Non-investment grade	84	36	—	—	—	—	1,746	—	1,866
Total financial institutions	216	182	47	125	13	156	10,392	—	11,131	12
Wealth management loans
Investment grade	18	85	11	147	59	112	7,716	—	8,148
Non-investment grade	—	—	—	—	—	—	54	—	54
Total wealth management loans	18	85	11	147	59	112	7,770	—	8,202	11
Wealth management mortgages	1,117	1,044	637	1,188	1,515	2,546	38	—	8,085	16
Lease financings	116	18	14	9	20	813	—	—	990	—
Other residential mortgages	—	—	—	—	—	389	—	—	389	1
Capital call financing	—	—	—	—	—	—	220	—	220	—
Other loans	—	—	—	—	—	—	1,904	—	1,904	1
Margin loans	4,614	—	—	—	—	—	10,802	—	15,416	8
Total loans	$7,414	$2,976	$1,887	$2,591	$2,352	$4,506	$32,033	$27	$53,786	$59
(a)    Excludes overdrafts of $2,683 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.